Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Apr. 30, 2024	Apr. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
NET SALES	$ 704,899	$ 3,120,231	$ 8,398,049	$ 9,922,799
COST OF SALES	432,778	2,227,482	5,004,375	7,144,335
GROSS PROFIT	272,121	892,749	3,393,674	2,778,464
OPERATING EXPENSES
Selling and marketing expenses	146,137	242,353	1,565,006	1,928,198
General and administrative expenses	3,381,179	2,505,060	8,271,823	22,743,877
Research and development costs				65,164
Total Operating Expenses	3,527,316	2,747,413	9,836,829	24,737,239
OPERATING LOSS	(3,255,195)	(1,854,664)	(6,443,155)	(21,958,775)
NON-OPERATING INCOME (EXPENSE)
Amortization of debt discounts		(777,192)	(1,067,806)	(4,095,030)
Loss on conversion of accounts payable to common stock		(289,980)	(289,980)
Change in fair value of derivative liability	154	2,144,554	7,635,612	10,950,017
Derivative expense			(14,119,784)	(8,995,962)
Interest expense	(965,704)	(69,483)
Total Non-Operating Income (Expenses)	(965,550)	1,007,899	(9,193,263)	(3,319,050)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES			(15,636,418)	(25,277,825)
DISCONTINUED OPERATIONS
Loss from discontinued operations				(4,461,968)
Loss on disposal of subsidiaries				(41,413,892)
LOSS FROM DISCONTINUED OPERATIONS				(45,875,860)
PROVISION FOR INCOME TAXES	(4,220,745)	(846,765)	(15,636,418)	(71,153,685)
Provision for income taxes
NET LOSS	(4,220,745)	(846,765)	(15,636,418)	(71,153,685)
Other comprehensive loss
Foreign currency translations adjustment	(60,733)	(27,020)	41,029	87,550
Comprehensive loss	$ (4,281,478)	$ (873,785)	$ (15,595,389)	$ (71,066,135)
Net income (loss) per share - basic and diluted (see Note 3)
Continuing operations basic			$ (32.44)	$ (1,806.33)
Continuing operations diluted			(32.44)	(1,806.33)
Discontinued operations basic				(3,278.25)
Discontinued operations diluted				(3,278.25)
Net loss per share - basic	$ (1.91)	$ (1.93)	(32.44)	(5,084.58)
Net loss per share - diluted	$ (1.91)	$ (1.93)	$ (32.44)	$ (5,084.58)
Weighted average common shares outstanding - basic	2,205,834	438,354	482,005	13,994
Weighted average common shares outstanding - diluted	2,205,834	438,354	482,005	13,994
Nonrelated Party [Member]
NON-OPERATING INCOME (EXPENSE)
Interest expense			$ (1,351,305)	$ (884,985)
Related Party [Member]
NON-OPERATING INCOME (EXPENSE)
Interest expense				$ (293,090)